Liabilities Related to Business Combinations and to Non-Controlling Interest - Additional Information (Details) € in Millions	6 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
MSD contingent consideration (European Vaccines business)
Disclosure Of Liabilities Related To Business Combinations And To Noncontrolling Interests [Line Items]
Disclosure of liabilities related to business combinations and to noncontrolling interests		€ 340	€ 385
Increase in fair value of liability		3.00%
True North Therapeutics
Disclosure Of Liabilities Related To Business Combinations And To Noncontrolling Interests [Line Items]
Disclosure of liabilities related to business combinations and to noncontrolling interests		€ 156	230
Increase in fair value of liability		1.00%
Bayer schering pharma AG
Disclosure Of Liabilities Related To Business Combinations And To Noncontrolling Interests [Line Items]
Disclosure of liabilities related to business combinations and to noncontrolling interests		€ 131	€ 156
Increase in fair value of liability		2.00%
Payment to sale of business period	10 years
Bayer schering pharma AG | Top of range
Disclosure Of Liabilities Related To Business Combinations And To Noncontrolling Interests [Line Items]
Potentiel payments related to percentage of sales of alemtuzumab | $	$ 1,250,000,000
Milestone payment | $	$ 900,000,000